INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Others (Details) - RUB (₽) ₽ in Millions	1 Months Ended											12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	May 31, 2018	Mar. 31, 2018	Oct. 31, 2017	Sep. 30, 2017	Nov. 30, 2016	Oct. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates
Total consideration												₽ 3,871	₽ 723	₽ 4,094
Statement of profit or loss
Net loss / (profit) for the year												(7,832)	(56,590)	(48,450)
Total comprehensive loss for the year												₽ (15,631)	₽ (53,766)	₽ (30,643)
Sistema Capital
Investments in associates
Proportion of ownership interest							30.00%					30.00%	30.00%
Total consideration							₽ 356
OZON Holdings Ltd
Investments in associates
Proportion of ownership interest												18.69%	11.20%	10.80%
MTS Bank
Investments in associates
Proportion of ownership interest			26.60%					26.60%	26.80%	26.80%	27.00%		26.60%
Total consideration								₽ 2,769		₽ 1,325
Proportion of ownership interest sold in associate	40.26%
Proceeds from sale of interest	₽ 450
Statement of profit or loss
Net loss / (profit) for the year												₽ 609	₽ 593	₽ 4,495
The Group's share of the loss of the associate for the year												162	109	1,179
Other comprehensive income for the year												(614)	(2,000)	(1,614)
Total comprehensive loss for the year												1,223	2,593	6,109
The Group's share of total comprehensive loss of the associate for the year												₽ 326	690	1,608
YOUDO Web Technologies
Investments in associates
Proportion of ownership interest		13.68%										13.70%
Total consideration		₽ 824
Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
Statement of profit or loss
Net loss / (profit) for the year												₽ 4,600	1,760	1,172
The Group's share of the loss of the associate for the year												747	327	108
Total comprehensive loss for the year												4,600	1,760	1,172
The Group's share of total comprehensive loss of the associate for the year												₽ 747	₽ 327	₽ 108
Participation in additional share issuance
Investments in associates
Number of ordinary shares acquired					141,498	7,698	5,193
Total consideration					₽ 1,158	₽ 28	₽ 19
Increase of the Group's interest (as a percent)					2.50%	0.23%	0.16%
Purchase from non-controlling shareholder
Investments in associates
Number of ordinary shares acquired		31,810	11,209	114,616
Total consideration		₽ 289	₽ 85	₽ 943
Increase of the Group's interest (as a percent)		0.81%	0.32%	3.00%
Exercise of the put option
Investments in associates
Number of ordinary shares acquired		70,978
Total consideration		₽ 575
Increase of the Group's interest (as a percent)		0.86%
Maximum | OZON Holdings Ltd
Investments in associates
Proportion of ownership interest												20.00%
Maximum | YOUDO Web Technologies
Investments in associates
Proportion of ownership interest		20.00%